Going concern	12 Months Ended
Jul. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going concern

2. Going concern

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Company incurred net loss of US$163,173 and had negative cash from operating activities of U$143,173 for the year ended July 31, 2025, with a working capital deficit of US$167,120, accumulated deficit of US$167,120 and shareholder’s deficit of US$167,120 as of July 31, 2025. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses for the foreseeable future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management plans to address this uncertainty through a Business Combination as discussed in Notes 1, as well as continued financial support from its shareholder, who has committed to provide necessary funding to enable the Company to meet its liabilities as they fall due and to subordinate his claims until the Company is in a financial position to repay. The Company’s financial statements do not give effect to any adjustments relating to the carrying values and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern.